UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑04722
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FMI Mutual Funds, Inc.
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(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

1‑414‑226‑4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER
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Date of reporting period: DECEMBER 31, 2008
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Item 1. Schedule of Investments.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

Shares or Principal Amount		Value

LONG‑TERM INVESTMENTS‑36.2% (A)
COMMON STOCKS‑32.2% (A)

CONSUMER SERVICES SECTOR‑3.0%
Other Consumer Services‑3.0%
28,470	DeVry, Inc.	$1,634,463

ELECTRONIC TECHNOLOGY SECTOR‑2.1%
Electronic Components‑2.1%
8,560	First Solar, Inc.*	1,180,938

FINANCE SECTOR‑4.3%
Investment Banks/Brokers‑2.9%
97,935	Charles Schwab Corp.	1,583,609

Investment Managers‑1.4%
22,425	T. Rowe Price Group Inc.	794,742

HEALTH SERVICES SECTOR‑4.7%
Health Industry Services‑4.7%
34,370	Express Scripts, Inc.*	1,889,663
25,000	Pharmaceutical Product Development, Inc.	725,250
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		2,614,913

INDUSTRIAL SERVICES SECTOR‑6.3%
Contract Drilling‑2.6%
62,500	Helmerich & Payne, Inc.	1,421,875

Engineering & Construction‑3.7%
42,350	Jacobs Engineering Group Inc.*	2,037,035

RETAIL TRADE SECTOR‑3.0%
Home Improvement Chains‑3.0%
48,310	Fastenal Co.	1,683,603

TECHNOLOGY SERVICES SECTOR‑6.7%
Information Technology Services‑6.7%
112,970	Cognizant Technology Solutions Corp.*	2,040,238
68,460	Infosys Technologies Ltd. SP‑ADR	1,682,062
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		3,722,300

TRANSPORTATION SECTOR‑2.1%
Trucking‑2.1%
72,000	Heartland Express, Inc.	1,134,720
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	Total common stocks
	(Cost $19,706,713)	17,808,198

CORPORATE BONDS‑4.0% (A)
$2,200,000	BellSouth Corp., 4.75%, due 11/15/12	2,201,331
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	Total corporate bonds
	(Cost $2,147,071)	2,201,331
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	Total long‑term investments
	(Cost $21,853,784)	20,009,529

SHORT‑TERM INVESTMENTS‑61.1% (A)
Federal Agencies‑55.5%
4,000,000	Federal National Mortgage Association,
	0.75%, due 1/13/09	3,999,000
6,500,000	Federal Farm Credit Bank,
	1.18%, due 1/15/09	6,497,918
3,000,000	Federal Home Loan Bank,
	0.70%, due 1/16/09	2,999,125
2,000,000	Federal National Mortgage Association,
	0.50%, due 1/20/09	1,999,472
3,000,000	Federal National Mortgage Association,
	3.25%, due 2/15/09	3,011,052
3,000,000	Federal Home Loan Mortgage Corp.,
	5.75%, due 3/15/09	3,034,077
5,500,000	Federal Home Loan Bank,
	3.00%, due 4/02/09	5,539,270
550,000	Federal Farm Credit Bank,
	3.50%, due 4/15/09	555,210
3,005,000	Federal Home Loan Bank,
	2.625%, due 4/30/09	3,028,517
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	Total federal agencies
	(Cost $30,659,871)	30,663,641

Variable Rate Demand Notes‑5.6%
269,489	U.S. Bank, N.A., 0.00%	269,489
2,797,474	Wisconsin Corporate Central Credit Union, 0.12%	2,797,474
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	Total variable rate demand notes
	(Cost $3,066,963)	3,066,963
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	Total short‑term investments
	(Cost $33,726,834)	33,730,604
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	Total investments‑97.3%
	(Cost $55,580,618)	53,740,133

	Cash and receivables, less
	liabilities‑2.7% (A)	1,465,592
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	TOTAL NET ASSETS‑100.0%	$55,205,725
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*Non‑income producing security.

(A) Percentages for the various classifications relate to net assets.

ADR‑American Depositary Receipts

As of December 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$3,076,274
Aggregate gross unrealized depreciation	(4,916,759)
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Net unrealized depreciation	($1,840,485)
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THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Mutual Funds, Inc.
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By (Signature and Title) /s/ Ted D. Kellner
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                                      Ted D. Kellner, President

Date 2/23/09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ted D. Kellner
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                                      Ted D. Kellner, President

Date 2/23/09
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By (Signature and Title) /s/ Ted D. Kellner
                                       ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                       Ted D. Kellner, Treasurer

Date 2/23/09
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